UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2008
Check here if Amendment  [ ];  Amendment Number:
This Amendment (check only one): 	[ ] is a restatement.
					[ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: Foyston, Gordon & Payne Inc.
Address: 1 Adelaide Street East, Suite 2600, Toronto, Ontario, Canada, M5C 2V9

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting  manager:

Name:	Drew Curry
Title:  Compliance Officer
Phone:  416-362-4725
Signature, Place and Date of Signing:

Drew Curry,	Toronto, Ontario, January 15, 2009

Report Type (Check only one):
[x]	13F Holdings Report
[ ]	13F Notice
[ ]	13F Combination Report

List of other managers reporting for this manager:

I am signing this report as required by the Securities Exchange Act of 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other included Managers:		0
Form 13F Information Table Entry Total:		38
Form 13F Information Table Value Total:	        $315,054(x 1000)



List of Other Included Managers:

No.	13F File Number	Name


                                                                  FORM 13F INFORMATION TABLE

                       TITLE                    VALUE     SHARES/   SH/   PUT/  INVSTMT OTHER       VOTING AUTHORITY
   NAME OF ISSUER      OF CLASS    CUSIP       (x$1000)   PRN AMT   PRN   CALL  DSCRETN MANAGERS  SOLE  SHARED  NONE

3M Co.                  COM	  88579Y101   	$30,563     447,409   SH        Sole             447,409
3M Co.                  COM 	  88579Y101	$ 3,598      62,530   SH        Sole              62,530
Aflac Inc.              COM	  1055102       $ 6,620     144,410   SH        Sole             144,410
Air Products & Chem     COM 	  9158106 	$11,770     234,141   SH        Sole             234,141
Alliancebernstein Hld.  COM 	  01881G106	$ 8,555     411,519   SH        Sole             411,519
Amdocs LTD              COM       2256908       $ 4,005     218,983   SH        Sole             218,983
Apache Corp             COM       37411105      $ 8,815     118,277   SH        Sole             118,277
Archer-Daniels-Midland  COM       39483102      $ 3,879     134,559   SH        Sole             134,559
Bank of America Corp.   COM       60505104      $ 5,282     375,107   SH        Sole             375,107
Cardinal Health Inc.    COM       14149Y108     $12,793     371,120   SH        Sole             371,120
Chevron Corp.           COM       166764100     $ 5,615      75,906   SH        Sole              75,906
Comcast Corp CL A       COM       20030N101     $18,214   1,079,035   SH        Sole           1,079,035
Corning Inc             COM       219350105     $13,389   1,404,971   SH        Sole           1,404,971
Cox Radio Inc-Cl A      COM       224051102     $ 3,402     566,072   SH        Sole             566,072
Du Pont(E.I.)De Nemours COM       263534109     $17,781     702,796   SH        Sole             702,796
Duke Energy Corporation COM       26441C105     $17,069   1,137,142   SH        Sole           1,137,142
Eaton Corp              COM       278058102     $13,953     280,695   SH        Sole             280,695
Exelon Corp             COM       30161N101     $10,989     197,604   SH        Sole             197,604
Freeport-Mcmoran Copper COM       35671D857     $ 4,933     201,847   SH        Sole             201,847
General Electric Co.    COM       369604103     $15,038     928,297   SH        Sole             928,297
Home Depot Inc          COM       437076102     $13,172     572,201   SH        Sole             572,201
Hubbell Inc. Cl B       COM       443510201     $ 3,154      96,505   SH        Sole              96,505
Int'l Flavors & Frag.   COM       459506101     $ 4,442     149,460   SH        Sole             149,460
Intel Corp.             COM       458140100     $ 9,222     629,040   SH        Sole             629,040
Johnson Controls Inc    COM       478366107     $ 4,860     267,622   SH        Sole             267,622
KLA-Tencor Corporation  COM       482480100     $ 3,700     169,790   SH        Sole             169,790
Kimberly-Clark Corp.    COM       494368103     $ 3,984      75,545   SH        Sole              75,545
Manpower Inc.           COM       56418H100     $ 4,735     139,295   SH        Sole             139,295
Merck & Company Inc.    COM       589331107     $10,158     334,129   SH        Sole             334,129
Moody's Corp            COM       615369105     $ 4,364     217,217   SH        Sole             217,217
Nabors Industries Ltd   COM       2963372       $ 7,336     612,854   SH        Sole             612,854
Precision Castparts     COM       740189105     $ 7,349     123,560   SH        Sole             123,560
Progressive Corp        COM       743315103     $ 5,631     380,220   SH        Sole             380,220
Timberland Co. Cl A     COM       887100105     $ 3,573     309,390   SH        Sole             309,390
Valero Energy Corp      COM       91913Y100     $ 6,272     289,841   SH        Sole             289,841
Viacom Inc Cl B         COM       92553P201     $ 6,835     358,625   SH        Sole             358,625
Weatherford Intl Ltd.   COM       2962421       $ 5,831     538,874   SH        Sole             538,874
Wellpoint Inc.          COM       94973V107     $14,200     337,058   SH        Sole             337,058
Wyeth                   COM       983024100     $10,536     280,883   SH        Sole             280,883
